Shareholder Report, Average Annual Return (Details) 193826_Innovator U.S. Small Cap Power Buffer ETF - January_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - January NAV
Average Annual Return, Percent	11.27%	9.37%	7.61%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	11.50%	8.46%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	10.01%	7.02%